Other reserves - Summary of other reserves and translation reserve (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserves and translation reserve
Equity at beginning of period	£ 3,504	£ 3,439	£ 3,754
Profit attributable to shareholders	2,065	1,934	1,781
Dividends paid	(1,196)	(1,130)	(1,066)
Actuarial gains on defined benefit pension schemes	5	43	(75)
Fair value movements on cash flow hedges	55	11	29
Transfer to profit from cash flow hedge reserve	(36)	(20)	18
Tax recognised in other comprehensive income	(8)	(8)	7
Exchange differences on translation of foreign operations	(438)	175	(285)
Increase in share based remuneration reserve (including tax)	79	79	77
Acquisition of non-controlling interest	(19)	(1)
Equity at end of period	£ 2,390	£ 3,504	3,439
Cancellation of treasury share	55.0	29.0
Other reserves and translation reserve
Other reserves and translation reserve
Equity at beginning of period	£ 2,326	£ 2,180
Profit attributable to shareholders	2,065	1,934
Dividends paid	(1,181)	(1,121)
Actuarial gains on defined benefit pension schemes	5	43
Fair value movements on cash flow hedges	55	11
Transfer to profit from cash flow hedge reserve	(36)	(20)
Tax recognised in other comprehensive income	(8)	(8)
Exchange differences on translation of foreign operations	(438)	175
Cancellation of shares	(1,922)	(850)
Increase in share based remuneration reserve (including tax)	79	79
Settlement of share awards	(62)	(53)
Acquisition of non-controlling interest	(22)	(44)
Equity at end of period	861	2,326	2,180
Translation reserve
Other reserves and translation reserve
Equity at beginning of period	567	392	677
Exchange differences on translation of foreign operations	(438)
Equity at end of period	129	567	392
Exchange differences on net debt	95
Exchange differences on assets, net of other liabilities	(533)
Other reserves
Other reserves and translation reserve
Equity at beginning of period	1,759	1,788	1,717
Dividends paid	(1,181)	(1,121)	(1,059)
Cancellation of shares	(1,922)	(850)	(673)
Increase in share based remuneration reserve (including tax)	79	79	77
Settlement of share awards	(62)	(53)	(34)
Acquisition of non-controlling interest	(22)	(44)
Equity at end of period	732	1,759	£ 1,788
Hedge reserve
Other reserves and translation reserve
Equity at beginning of period	21
Fair value movements on cash flow hedges	55	11
Transfer to profit from cash flow hedge reserve	(36)	(20)
Tax recognised in other comprehensive income	(5)
Equity at end of period	35	21
Other reserves excluding hedges
Other reserves and translation reserve
Equity at beginning of period	1,738
Profit attributable to shareholders	2,065
Dividends paid	(1,181)
Actuarial gains on defined benefit pension schemes	5
Tax recognised in other comprehensive income	(3)
Cancellation of shares	(1,922)
Increase in share based remuneration reserve (including tax)	79
Settlement of share awards	(62)
Acquisition of non-controlling interest	(22)
Equity at end of period	£ 697	£ 1,738